UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2024—November 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Pennsylvania Long-Term Tax-Exempt Fund Investor Shares - VPAIX

Pennsylvania Long-Term Tax-Exempt Fund Admiral™ Shares - VPALX

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Investor Shares (VPAIX)

Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Vanguard Pennsylvania Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.15%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund underperformed its benchmark.

  At the national level, the performance of the municipal bond market faced intermittent headwinds—especially in December 2024 and the spring of 2025—driven by elevated issuance, a steepening yield curve, and concerns about tariffs and inflation. The prospect of Federal Reserve rate cuts toward the end of the period, however, helped support demand for munis, which was reflected in stronger cash inflows. Credit fundamentals of most municipal borrowers remained strong, supported by healthy and growing tax revenues.

  For the Fund, having a longer overall duration than its benchmark was a detractor given the rise in yields at the longer end of the curve. An overweight allocation to lower-rated bonds, notably those below investment grade, added value, as did sector allocation and security selection.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2015, Through November 30, 2025

Initial Investment of $10,000

	Investor Shares	Bloomberg PA Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,199	$10,205	$10,206
2016	$10,402	$10,354	$10,342
2016	$10,606	$10,537	$10,527
2016	$10,022	$9,969	$9,978
2017	$10,258	$10,226	$10,232
2017	$10,566	$10,511	$10,493
2017	$10,712	$10,655	$10,620
2017	$10,701	$10,587	$10,535
2018	$10,631	$10,526	$10,489
2018	$10,791	$10,662	$10,610
2018	$10,838	$10,736	$10,672
2018	$10,798	$10,712	$10,654
2019	$11,111	$11,013	$10,921
2019	$11,567	$11,418	$11,289
2019	$11,936	$11,762	$11,602
2019	$11,877	$11,711	$11,559
2020	$12,343	$12,144	$11,955
2020	$12,062	$11,902	$11,738
2020	$12,354	$12,160	$11,978
2020	$12,524	$12,331	$12,125
2021	$12,510	$12,305	$12,081
2021	$12,803	$12,531	$12,294
2021	$12,887	$12,638	$12,385
2021	$12,899	$12,610	$12,364
2022	$12,522	$12,244	$12,001
2022	$11,848	$11,642	$11,459
2022	$11,601	$11,506	$11,316
2022	$11,608	$11,451	$11,295
2023	$11,669	$11,570	$11,390
2023	$11,832	$11,684	$11,515
2023	$11,796	$11,686	$11,508
2023	$12,060	$11,949	$11,779
2024	$12,425	$12,224	$12,007
2024	$12,244	$12,051	$11,823
2024	$12,664	$12,420	$12,209
2024	$12,879	$12,587	$12,360
2025	$12,861	$12,595	$12,362
2025	$12,441	$12,303	$12,063
2025	$12,558	$12,438	$12,219
2025	$13,198	$12,924	$12,686

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	2.48%	1.05%	2.81%
Bloomberg PA Municipal Bond Index	2.68%	0.94%	2.60%
Bloomberg Municipal Bond Index	2.64%	0.91%	2.41%

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$3,815
Number of Portfolio Holdings	1,185
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$485

Distribution by Stated Maturity % of Net Assets (as of November 30, 2025)

Less than 1 Year	6.9%
1 to 3 Years	2.0%
3 to 5 Years	1.6%
5 to 10 Years	11.8%
10 to 20 Years	43.9%
20 to 30 Years	31.6%
Greater than 30 Years	1.9%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Investor Share class was reduced.

This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR77

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Admiral™ Shares (VPALX)

Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Vanguard Pennsylvania Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund underperformed its benchmark.

  At the national level, the performance of the municipal bond market faced intermittent headwinds—especially in December 2024 and the spring of 2025—driven by elevated issuance, a steepening yield curve, and concerns about tariffs and inflation. The prospect of Federal Reserve rate cuts toward the end of the period, however, helped support demand for munis, which was reflected in stronger cash inflows. Credit fundamentals of most municipal borrowers remained strong, supported by healthy and growing tax revenues.

  For the Fund, having a longer overall duration than its benchmark was a detractor given the rise in yields at the longer end of the curve. An overweight allocation to lower-rated bonds, notably those below investment grade, added value, as did sector allocation and security selection.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2015, Through November 30, 2025

Initial Investment of $50,000

	Admiral Shares	Bloomberg PA Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$50,000	$50,000	$50,000
2016	$51,007	$51,025	$51,032
2016	$52,032	$51,770	$51,710
2016	$53,068	$52,686	$52,635
2016	$50,160	$49,845	$49,890
2017	$51,351	$51,131	$51,162
2017	$52,908	$52,556	$52,465
2017	$53,653	$53,275	$53,100
2017	$53,610	$52,935	$52,676
2018	$53,273	$52,632	$52,443
2018	$54,087	$53,309	$53,049
2018	$54,331	$53,681	$53,360
2018	$54,140	$53,559	$53,271
2019	$55,720	$55,064	$54,607
2019	$58,022	$57,092	$56,446
2019	$59,882	$58,808	$58,012
2019	$59,599	$58,555	$57,794
2020	$61,951	$60,721	$59,773
2020	$60,552	$59,508	$58,692
2020	$62,029	$60,802	$59,889
2020	$62,895	$61,656	$60,623
2021	$62,839	$61,525	$60,406
2021	$64,322	$62,655	$61,471
2021	$64,758	$63,192	$61,923
2021	$64,828	$63,048	$61,818
2022	$62,950	$61,218	$60,007
2022	$59,573	$58,211	$57,295
2022	$58,342	$57,528	$56,578
2022	$58,389	$57,255	$56,477
2023	$58,708	$57,852	$56,948
2023	$59,537	$58,420	$57,576
2023	$59,371	$58,432	$57,542
2023	$60,711	$59,746	$58,896
2024	$62,559	$61,121	$60,034
2024	$61,661	$60,254	$59,115
2024	$63,788	$62,102	$61,045
2024	$64,884	$62,933	$61,799
2025	$64,805	$62,975	$61,812
2025	$62,699	$61,513	$60,313
2025	$63,297	$62,191	$61,093
2025	$66,531	$64,620	$63,428

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	2.54%	1.13%	2.90%
Bloomberg PA Municipal Bond Index	2.68%	0.94%	2.60%
Bloomberg Municipal Bond Index	2.64%	0.91%	2.41%

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$3,815
Number of Portfolio Holdings	1,185
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$485

Distribution by Stated Maturity % of Net Assets (as of November 30, 2025)

Less than 1 Year	6.9%
1 to 3 Years	2.0%
3 to 5 Years	1.6%
5 to 10 Years	11.8%
10 to 20 Years	43.9%
20 to 30 Years	31.6%
Greater than 30 Years	1.9%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR577

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended November 30, 2025	Fiscal Year Ended November 30, 2024
(a) Audit Fees.	$32,000	$32,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$32,000	$32,000

(e)       (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)               For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)            Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended November 30, 2025	Fiscal Year Ended November 30, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$1,514,219	$3,802,420
Tax Fees.	$1,622,344	$1,960,472
All Other Fees.	$25,000	$293,000
Total.	$3,161,563	$6,055,892

(h)               For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended November 30, 2025
Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	30
Tax information	31

Pennsylvania Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.6%)
Pennsylvania (98.1%)
	Abington Heights School District Lackawanna County GO	5.250%	9/1/2050	2,250	2,368
	Abington Heights School District Lackawanna County GO	5.250%	9/1/2054	3,910	4,106
	Abington School District GO	4.000%	10/1/2038	2,555	2,570
	Adams County General Authority College & University Revenue	5.000%	8/15/2033	795	893
	Adams County General Authority College & University Revenue	5.000%	8/15/2036	1,035	1,172
	Adams County General Authority College & University Revenue	5.000%	8/15/2039	1,195	1,325
	Adams County General Authority College & University Revenue	5.000%	8/15/2043	750	798
	Adams County General Authority College & University Revenue	5.000%	8/15/2050	5,000	5,130
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	5.000%	6/1/2039	1,750	1,833
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	5.000%	6/1/2044	2,350	2,361
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	5.000%	6/1/2054	3,100	2,962
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	5.000%	6/1/2059	2,000	1,886
[1]	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2048	1,000	1,057
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2051	5,250	5,366
[1]	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2053	1,000	1,051
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2056	5,000	5,074
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2037	1,050	1,063
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2038	1,105	1,112
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2039	2,000	2,002
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2039	15	15
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2040	2,120	2,083
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2041	2,500	2,422
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	3.000%	12/1/2025	13,870	13,870
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	4.000%	3/1/2026	10	10
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	10/15/2027	1,000	1,041
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	2,000	2,079
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	4,750	4,928
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	5,500	5,695
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2035	2,530	2,580
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	5,250	5,421
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2036	11,190	11,366
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	5,250	5,304
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2039	1,500	1,477
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2044	26,585	24,699
[2]	Allegheny County IDA Charter School Aid Revenue	3.000%	6/15/2031	905	835
	Allegheny County IDA Charter School Aid Revenue	6.000%	7/15/2038	830	805
[2]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/2041	1,895	1,617
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/2041	2,815	2,435
[2]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/2051	3,165	2,400
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/2051	3,175	2,425
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/2056	2,335	1,729
	Allegheny County IDA Industrial Revenue	5.125%	5/1/2030	145	152
[3]	Allegheny County IDA Private Schools Revenue VRDO	2.780%	12/4/2025	1,955	1,955
	Allegheny County PA GO	4.000%	11/1/2035	1,225	1,250
	Allegheny County PA GO	5.000%	12/1/2041	1,500	1,620
	Allegheny County PA GO	5.000%	12/1/2042	1,250	1,340
	Allegheny County PA GO	5.000%	12/1/2044	575	608
	Allegheny County PA GO	4.000%	11/1/2045	3,385	3,287
	Allegheny County PA GO	4.000%	11/1/2049	305	282
	Allegheny County PA GO	5.000%	12/1/2049	5,000	5,227
	Allegheny County PA GO	5.000%	12/1/2054	4,510	4,673
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/2037	600	560
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/2038	1,125	1,040
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/2039	6,000	5,364
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2039	2,000	2,256
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2040	1,000	1,116

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/2041	1,965	1,990
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2043	1,255	1,341
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/2044	1,305	1,270
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2047	6,695	7,312
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2049	1,435	1,505
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2050	7,500	7,891
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2052	10,500	11,398
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/2053	7,350	7,643
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2055	1,410	1,469
	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/2055	3,250	3,450
[4]	Allegheny Valley Joint School District GO	2.000%	11/1/2032	500	450
[4]	Allentown City School District GO	5.000%	2/1/2032	3,075	3,264
[4]	Allentown City School District GO	5.000%	6/1/2032	1,465	1,479
[4]	Allentown City School District GO	4.000%	2/1/2034	1,500	1,536
[4]	Allentown City School District GO	5.000%	2/1/2034	1,300	1,370
[4]	Allentown City School District GO	4.000%	2/1/2035	1,175	1,201
[4]	Allentown City School District GO	5.000%	6/1/2035	2,000	2,015
[4]	Allentown City School District GO	4.000%	2/1/2036	1,100	1,117
[4]	Allentown City School District GO	5.000%	6/1/2036	1,500	1,510
[1]	Allentown City School District GO	5.000%	6/1/2044	830	878
[1]	Allentown City School District GO	5.000%	6/1/2045	910	961
[1]	Allentown City School District GO	5.000%	6/1/2046	500	527
[2]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/2040	1,500	1,518
[2]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/2045	1,500	1,459
[2]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/2050	3,345	3,185
[2]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/2059	5,000	4,662
	Allentown Commercial & IDA Charter School Aid Revenue (Lincoln Leadership Academy Charter School Project)	6.000%	6/15/2053	1,000	1,030
[2]	Allentown Neighborhood Improvement Zone Development Authority Miscellaneous Revenue (City Center Project)	6.000%	5/1/2042	1,000	1,080
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2033	1,100	1,190
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2034	2,250	2,424
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2035	1,000	1,072
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2036	3,130	3,337
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2042	10,375	10,722
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.250%	5/1/2042	1,000	1,009
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	6.000%	5/1/2042	3,100	3,246
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/2032	1,135	1,159
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/2042	2,040	2,084
[4]	Altoona Area School District GO, Prere.	5.000%	12/1/2025	1,500	1,500
[1]	Altoona PA GO	3.000%	12/1/2035	3,165	3,034
[4]	Armstrong School District GO	3.000%	3/15/2034	5,505	5,400
[4]	Beaver County PA GO, Prere.	4.000%	4/15/2028	50	52
	Bellefonte Area School District GO	5.375%	5/15/2051	1,750	1,867
	Bensalem Township School District GO	5.000%	6/1/2042	770	825
	Bensalem Township School District GO	5.000%	6/1/2043	1,210	1,283
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	375	379
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/2039	1,750	1,652
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/2049	1,000	843
[4]	Bermudian Springs School District GO	4.000%	5/1/2044	30	29
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/2047	3,210	2,440
	Bethel Park School District GO	5.000%	8/1/2044	1,250	1,322
	Bethel Park School District GO	5.000%	8/1/2048	3,000	3,162
	Bethel Park School District GO	5.500%	8/1/2048	2,500	2,701
	Bethel Park School District GO	5.000%	8/1/2050	3,000	3,158
[4]	Bethlehem Area School District GO	5.000%	8/1/2033	750	850
[4]	Bethlehem Area School District GO	5.000%	8/1/2035	750	845
[4]	Bethlehem Area School District GO	5.000%	10/1/2038	1,000	1,100
[4]	Bethlehem Area School District GO	5.000%	10/1/2040	700	762
[4]	Bethlehem Area School District GO	5.000%	10/1/2041	400	431
[4]	Bethlehem Area School District GO	5.000%	10/1/2042	500	534
[4]	Bethlehem Area School District GO	5.000%	10/1/2043	500	530
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	4.000%	10/1/2035	1,500	1,503
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2039	1,220	1,276
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2040	1,275	1,322
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2041	1,340	1,377

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.250%	10/1/2049	4,360	4,409
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.500%	10/1/2054	3,970	4,050
	Boyertown Area School District GO	5.000%	10/1/2038	400	429
	Boyertown Area School District GO	5.000%	10/1/2040	500	530
	Boyertown Area School District GO	5.000%	10/1/2041	500	529
[4]	Bristol Township School District GO	4.125%	6/1/2039	1,850	1,899
[4]	Bristol Township School District GO	4.125%	6/1/2040	2,000	2,049
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2037	1,205	1,209
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2047	1,205	1,095
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2052	1,280	1,129
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/2044	515	477
[1]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/2053	13,540	9,874
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2046	1,050	916
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2051	5,005	4,198
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	4.000%	8/15/2035	550	555
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	3.000%	8/15/2050	3,000	2,152
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	4.000%	8/15/2050	3,090	2,677
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	3.000%	8/15/2053	10,160	7,117
	Bucks County IDA Private Schools Revenue (George School Project)	5.000%	9/15/2044	4,965	5,132
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2037	450	501
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2038	500	553
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2039	850	934
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2040	1,625	1,776
[1]	Bucks County Water & Sewer Authority Sewer Revenue	4.250%	12/1/2047	1,925	1,903
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.250%	12/1/2047	2,175	2,316
[1]	Butler County General Authority Miscellaneous Revenue (South PK School District Project) VRDO	2.780%	12/4/2025	300	300
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	525	525
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	490	490
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,010	1,010
[1]	Canon Mcmillan School District GO	5.000%	12/1/2041	3,000	3,059
	Canon Mcmillan School District GO	5.250%	12/1/2051	2,910	3,090
	Canon Mcmillan School District GO	5.250%	12/1/2052	3,165	3,355
	Canon Mcmillan School District GO	5.250%	12/1/2053	3,440	3,656
	Canon Mcmillan School District GO	5.250%	12/1/2054	5,500	5,837
	Capital Region Water Revenue	5.000%	7/15/2038	1,000	1,048
	Capital Region Water Sewer Revenue	5.000%	7/15/2034	1,000	1,028
	Capital Region Water Sewer Revenue	5.000%	7/15/2037	1,815	1,858
	Capital Region Water Sewer Revenue	5.000%	7/15/2042	2,665	2,709
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/2044	1,500	1,205
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2051	15,000	13,164
	Central Bucks School District GO	5.000%	5/15/2045	1,250	1,319
	Central Bucks School District GO	5.000%	5/15/2050	2,260	2,365
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/2042	1,500	1,524
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	2,675	2,758
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2040	3,735	3,662
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/2046	3,415	2,749
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	15,640	13,882
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2055	4,000	4,031
[2]	Chester County IDA Charter School Aid Revenue	4.250%	10/1/2044	1,080	964
	Chester County IDA Charter School Aid Revenue	5.250%	10/15/2047	1,000	900
[2]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/2049	805	714
[2]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/2054	1,290	1,116
[2]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/2064	3,280	2,742
	Chester County IDA Recreational Revenue	4.000%	12/1/2046	5,045	4,786
	Chester County IDA Recreational Revenue	4.000%	12/1/2051	5,095	4,632
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/2044	3,215	3,328
	Chester County PA GO	5.000%	7/15/2038	500	554
	Chester County PA GO	5.000%	7/15/2039	700	772
	Chester County PA GO	5.000%	7/15/2040	1,500	1,647
	Chester County PA GO	5.000%	7/15/2041	2,500	2,724
	Chester County School Authority Lease Revenue	5.000%	4/1/2043	1,000	1,056
	Chester County School Authority Lease Revenue	5.000%	4/1/2045	900	941
[4]	Coatesville School District GO	4.250%	11/15/2039	12,000	12,233
[1]	Coatesville School District GO	5.250%	11/15/2040	2,200	2,417
[1]	Coatesville School District GO	5.250%	11/15/2041	2,500	2,719
[1]	Coatesville School District GO	5.250%	11/15/2042	2,500	2,686
[1]	Coatesville School District GO	5.250%	11/15/2043	1,175	1,248
	Colonial School District GO	3.000%	2/15/2039	350	321
	Colonial School District GO	3.000%	2/15/2040	700	621

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2030	1,750	1,917
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2031	1,000	1,115
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	7,190	7,541
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2032	7,000	7,343
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2035	4,000	4,170
[1,5]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	31,375	31,069
	Commonwealth of Pennsylvania COP	5.000%	7/1/2035	845	879
	Commonwealth of Pennsylvania COP	5.000%	7/1/2036	1,000	1,038
	Commonwealth of Pennsylvania COP	5.000%	7/1/2037	875	907
	Commonwealth of Pennsylvania COP	5.000%	7/1/2038	1,000	1,035
	Commonwealth of Pennsylvania COP	4.000%	7/1/2046	275	262
	Commonwealth of Pennsylvania GO	5.000%	1/1/2026	10,000	10,018
	Commonwealth of Pennsylvania GO	5.000%	9/1/2026	5,000	5,090
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	525	535
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	9,050	9,221
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	10,000	10,178
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	12,500	13,303
	Commonwealth of Pennsylvania GO	5.000%	9/1/2030	8,200	9,107
	Commonwealth of Pennsylvania GO	5.000%	3/1/2032	5,000	5,253
	Commonwealth of Pennsylvania GO	5.000%	9/1/2032	9,300	10,635
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/2033	15,000	15,363
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/2034	1,290	1,320
	Commonwealth of Pennsylvania GO	5.000%	8/15/2034	10,000	11,689
	Commonwealth of Pennsylvania GO	5.000%	10/1/2034	5,000	5,694
	Commonwealth of Pennsylvania GO	3.000%	5/1/2035	14,300	13,966
	Commonwealth of Pennsylvania GO	3.000%	5/15/2035	14,005	13,671
	Commonwealth of Pennsylvania GO	5.000%	8/15/2035	7,455	8,776
	Commonwealth of Pennsylvania GO	5.000%	10/1/2035	15,000	16,953
	Commonwealth of Pennsylvania GO	3.000%	5/1/2036	490	472
	Commonwealth of Pennsylvania GO	3.000%	5/15/2036	10,000	9,624
	Commonwealth of Pennsylvania GO	3.000%	9/15/2036	1,375	1,318
	Commonwealth of Pennsylvania GO	4.000%	10/1/2037	4,795	4,986
	Commonwealth of Pennsylvania GO	3.000%	5/1/2038	12,975	12,151
	Commonwealth of Pennsylvania GO	2.000%	5/15/2038	7,000	5,588
	Commonwealth of Pennsylvania GO	5.000%	10/1/2038	10,000	10,990
	Commonwealth of Pennsylvania GO	2.000%	5/15/2039	7,375	5,730
	Commonwealth of Pennsylvania GO	4.000%	10/1/2039	8,815	9,051
	Commonwealth of Pennsylvania GO	2.000%	5/15/2040	6,750	5,052
	Commonwealth of Pennsylvania GO	4.000%	9/1/2040	5,200	5,335
	Commonwealth of Pennsylvania GO	5.000%	10/1/2040	5,000	5,429
	Commonwealth of Pennsylvania GO	2.000%	5/15/2041	3,800	2,749
	Commonwealth of Pennsylvania GO	4.000%	8/15/2041	4,190	4,249
	Commonwealth of Pennsylvania GO	4.000%	9/1/2041	10,000	10,131
	Commonwealth of Pennsylvania GO	4.000%	8/15/2042	29,115	29,217
	Commonwealth of Pennsylvania GO	4.000%	9/1/2042	10,000	10,028
	Commonwealth of Pennsylvania GO	4.000%	8/15/2043	8,015	7,957
	Commonwealth of Pennsylvania GO	4.000%	9/1/2043	9,000	8,918
	Commonwealth of Pennsylvania GO	4.000%	8/15/2044	15,000	14,694
	Conestoga Valley School District GO	3.000%	2/1/2037	1,240	1,161
	Conestoga Valley School District GO	3.000%	2/1/2038	850	782
	Conestoga Valley School District GO	4.000%	2/1/2051	25	24
	Cornwall Lebanon School District GO	5.000%	2/15/2051	2,000	2,094
	Cornwall Lebanon School District GO	5.000%	2/15/2055	4,500	4,688
	Council Rock School District GO	2.050%	11/15/2033	1,085	946
	Council Rock School District GO	3.250%	11/15/2039	5,010	4,674
	Council Rock School District GO	2.050%	8/15/2042	3,000	2,002
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2039	4,685	4,826
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2036	1,400	1,405
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2038	2,475	2,241
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	7,185	6,719
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2049	5,000	4,489
[4]	Cumberland Valley School District GO	5.000%	12/1/2040	500	539
[1]	Cumberland Valley School District GO	5.000%	11/15/2042	3,480	3,701
[4]	Cumberland Valley School District GO	5.000%	12/1/2043	500	529
[1]	Cumberland Valley School District GO	5.000%	11/15/2044	1,500	1,577
[4]	Cumberland Valley School District GO	5.000%	12/1/2046	2,300	2,401
[1]	Cumberland Valley School District GO	5.000%	11/15/2047	3,600	3,735
[4]	Cumberland Valley School District GO	5.000%	12/1/2049	2,075	2,158
[4]	Cumberland Valley School District GO	5.000%	12/1/2053	2,150	2,232
	Dallastown Area School District GO	5.000%	3/15/2038	1,200	1,284

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallastown Area School District GO	5.000%	3/15/2039	4,255	4,527
[2]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.125%	10/15/2041	1,000	705
[2]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	6.250%	10/15/2053	1,615	1,164
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	4.000%	6/1/2030	3,745	3,759
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	4.000%	6/1/2032	2,070	2,077
	Dauphin County PA GO	5.000%	11/15/2042	4,590	4,902
	Dauphin County PA GO	5.000%	11/15/2043	2,500	2,645
	Dauphin County PA GO	5.000%	11/15/2044	2,225	2,341
[1]	Deer Creek Drainage Basin Authority Sewer Revenue	2.375%	12/1/2046	750	492
[1]	Deer Creek Drainage Basin Authority Sewer Revenue	2.500%	12/1/2051	2,000	1,249
	Delaware County Authority College & University Revenue	5.000%	10/1/2035	2,215	2,244
	Delaware County Authority College & University Revenue	5.000%	10/1/2039	4,500	4,425
	Delaware County Authority College & University Revenue	5.000%	10/1/2042	6,720	6,806
	Delaware County PA GO	5.000%	8/1/2046	4,740	4,972
	Delaware County PA GO	5.000%	8/1/2048	3,210	3,348
[4]	Delaware County Vocational & Technical School Authority Lease (Appropriation) Revenue	4.000%	11/1/2054	2,500	2,324
[4]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/2033	4,000	4,001
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2036	3,500	3,611
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2042	10,000	10,206
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2037	2,500	2,630
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2038	1,000	1,142
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/2032	6,885	7,999
[3]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue VRDO	2.780%	12/3/2025	2,910	2,910
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2034	3,000	3,172
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2035	6,000	6,372
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	2.750%	12/3/2025	1,800	1,800
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	2.750%	12/3/2025	2,990	2,990
[2]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,015	1,078
[2]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/2039	1,000	1,102
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	2,545	2,375
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	755	764
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2032	750	761
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2033	1,000	1,005
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2035	500	503
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/2039	635	514
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2040	760	755
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/2046	3,000	1,970
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2048	7,290	5,464
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2051	5,905	4,300
[1]	East Allegheny School District GO	0.000%	5/15/2036	10	7
[4]	Elizabeth Forward School District GO	4.375%	9/1/2045	1,375	1,383
[4]	Ellwood City Area School District GO	4.500%	6/1/2052	470	471
[3]	Emmaus General Authority Miscellaneous Revenue (Pennsylvania Loan Program) VRDO	2.800%	12/4/2025	210	210
[4]	Erie City Water Authority Water Revenue	4.250%	12/1/2052	1,000	956
	Erie City Water Authority Water Revenue, Prere.	5.000%	12/1/2026	30	31
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2026	250	252
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2028	300	308
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2030	315	329
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2035	375	399
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2038	1,270	1,325
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2048	500	477
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - AICUP Financing Program)	4.000%	5/1/2036	400	383
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - AICUP Financing Program)	4.000%	5/1/2041	475	416
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - AICUP Financing Program)	5.000%	5/1/2047	955	897
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2032	1,325	1,335
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2033	1,395	1,405
[4]	Erie PA GO	5.000%	11/15/2046	2,400	2,553
[1]	Erie School District GO	5.000%	4/1/2027	150	154
[1]	Erie School District GO	3.000%	4/1/2032	3,360	3,327
[4]	Erie Sewer Authority Sewer Revenue	5.000%	12/1/2042	900	955
[4]	Erie Sewer Authority Sewer Revenue	5.000%	12/1/2046	2,220	2,290
[3]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.780%	12/4/2025	3,090	3,090
	Fox Chapel Area School District GO	5.000%	2/1/2036	2,000	2,043
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2048	3,400	3,089
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2054	4,050	3,532

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin Regional School District GO	4.000%	5/1/2046	115	111
[4]	Gateway School District Alleghany County GO	3.000%	10/15/2036	1,300	1,228
[4]	Gateway School District Alleghany County GO	3.000%	10/15/2043	2,375	1,932
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	15,125	14,932
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	4,045	3,886
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2047	2,150	1,919
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2050	32,645	28,564
	Hampton Township PA GO	5.000%	1/1/2035	150	167
	Hampton Township PA GO	5.000%	1/1/2036	150	166
	Hampton Township PA GO	5.000%	1/1/2037	175	192
	Harbor Creek School District GO	5.000%	3/1/2045	1,000	1,050
	Hatboro-Horsham School District GO	5.000%	9/15/2040	400	434
	Hatboro-Horsham School District GO	5.000%	9/15/2042	550	588
	Hatboro-Horsham School District GO	5.250%	9/15/2047	1,000	1,056
	Hatboro-Horsham School District GO	5.250%	9/15/2051	2,000	2,104
	Haverford Township School District GO	3.000%	3/1/2034	55	54
	Haverford Township School District GO	5.000%	3/15/2040	400	433
	Haverford Township School District GO	5.000%	3/15/2041	580	623
	Haverford Township School District GO	5.000%	3/15/2041	1,000	1,075
	Haverford Township School District GO	5.000%	3/15/2042	450	481
	Haverford Township School District GO	5.000%	3/15/2042	750	801
	Haverford Township School District GO	5.000%	3/15/2043	635	673
	Haverford Township School District GO	5.000%	3/15/2043	900	955
	Haverford Township School District GO	5.000%	3/15/2044	575	606
[1]	Hempfield Area School District GO	5.000%	3/15/2048	5,000	5,183
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2037	1,320	1,444
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2038	1,390	1,513
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2039	1,460	1,582
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2040	1,530	1,642
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2041	1,605	1,709
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/2042	1,035	1,018
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2047	3,510	3,657
[1]	Interboro School District GO	5.500%	8/15/2063	2,500	2,679
[2]	Jefferson County PA Hospital Authority Health, Hospital, Nursing Home Revenue	4.500%	1/15/2027	1,000	1,003
	Kennett Consolidated School District GO	5.000%	2/15/2041	275	301
	Kennett Consolidated School District GO	5.000%	2/15/2042	475	509
	Kennett Consolidated School District GO	5.000%	2/15/2042	325	351
	Kennett Consolidated School District GO	5.000%	2/15/2043	1,240	1,326
	Kennett Consolidated School District GO	5.000%	2/15/2044	550	580
	Kennett Consolidated School District GO	5.000%	2/15/2045	500	528
	Kennett Consolidated School District GO	5.000%	2/15/2048	1,000	1,046
	Kennett Consolidated School District GO	5.000%	2/15/2051	5,050	5,257
	Lackawanna County IDA College & University Revenue	4.000%	11/1/2035	650	656
	Lackawanna County IDA College & University Revenue	4.000%	11/1/2036	625	628
	Lackawanna County IDA College & University Revenue	4.000%	11/1/2040	6,700	6,616
	Lampeter Strasburg School District GO	5.000%	3/1/2039	600	644
	Lampeter Strasburg School District GO	5.000%	3/1/2040	725	775
	Lampeter Strasburg School District GO	5.000%	3/1/2041	2,675	2,843
	Lampeter Strasburg School District GO	5.000%	3/1/2042	2,750	2,907
	Lampeter Strasburg School District GO	5.000%	3/1/2043	2,760	2,901
	Lampeter Strasburg School District GO	5.000%	3/1/2044	1,425	1,490
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.000%	5/1/2049	2,900	2,706
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.750%	5/1/2053	2,000	2,011
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2040	500	470
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	8,825	8,880
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2051	4,860	4,879
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/2030	750	756
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/2031	1,300	1,310
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/2032	725	730
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/2041	550	531
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2033	810	903
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2035	235	264
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2031	890	924
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2046	3,000	2,847
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2051	4,000	3,705
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2046	1,425	1,223
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2056	5,550	4,421
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Luthercare Project)	5.000%	12/1/2045	1,800	1,808
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Luthercare Project)	5.000%	12/1/2055	960	933
[4]	Lancaster PA GO	4.000%	11/1/2034	2,660	2,708

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Lancaster PA GO	4.000%	11/1/2035	2,355	2,390
[4]	Lancaster School District GO	4.000%	6/1/2036	1,190	1,214
[4]	Lancaster School District GO	5.000%	6/1/2042	1,295	1,405
[4]	Lancaster School District GO	5.000%	6/1/2043	1,135	1,218
[4]	Lancaster School District GO	5.000%	6/1/2044	1,290	1,373
	Latrobe IDA College & University Revenue	5.000%	3/1/2032	335	350
	Latrobe IDA College & University Revenue	5.000%	3/1/2033	300	312
	Latrobe IDA College & University Revenue	5.000%	3/1/2034	325	336
	Latrobe IDA College & University Revenue	4.000%	3/1/2035	450	434
	Latrobe IDA College & University Revenue	4.000%	3/1/2036	475	453
	Latrobe IDA College & University Revenue	4.000%	3/1/2038	575	535
	Latrobe IDA College & University Revenue	4.000%	3/1/2039	685	626
	Latrobe IDA College & University Revenue	4.000%	3/1/2041	535	466
	Latrobe IDA College & University Revenue	4.000%	3/1/2046	3,400	2,774
	Latrobe IDA College & University Revenue	4.000%	3/1/2051	3,595	2,838
[4]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2041	3,750	3,800
[4]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2042	5,560	5,571
[4]	Lehigh County Authority Intergovernmental Agreement Revenue	4.250%	12/1/2053	1,600	1,528
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/2057	1,445	1,170
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2041	125	112
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2046	3,685	3,115
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2051	11,680	9,209
	Lehigh County IDA Charter School Aid Revenue	4.000%	5/1/2041	1,775	1,531
	Lehigh County PA GO	3.000%	11/15/2043	1,690	1,382
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2043	20	19
	Lehigh County PA Health, Hospital, Nursing Home Revenue	3.250%	7/1/2049	315	238
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	12,315	10,818
[4]	Lehighton Area School District GO	5.000%	11/15/2036	1,850	2,014
[4]	Lehighton Area School District GO	5.000%	11/15/2039	5,000	5,359
	Lincoln University of the Commonwealth System of Higher Education College & University Revenue	5.250%	7/1/2044	4,000	3,809
[4]	Littlestown Area School District GO	5.000%	10/1/2050	2,400	2,486
	Lower Paxton Township PA GO	5.000%	4/1/2040	200	215
	Lower Paxton Township PA GO	5.000%	4/1/2041	225	241
	Lower Paxton Township PA GO	5.000%	4/1/2042	200	212
	Lower Paxton Township PA GO	5.000%	4/1/2043	350	370
	Lower Paxton Township PA GO	5.000%	4/1/2044	300	315
	Lower Paxton Township PA GO	5.000%	4/1/2049	1,000	1,037
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	5.500%	11/1/2033	2,935	2,941
[4]	Lycoming County Authority College & University Revenue (Pennsylvania College of Technology Project)	5.000%	7/1/2027	1,800	1,863
[1]	Mechanicsburg Area School District GO	5.000%	5/15/2045	1,705	1,769
[1]	Mechanicsburg Area School District GO	5.000%	5/15/2046	2,080	2,157
	Methacton School District GO	5.250%	7/15/2048	750	792
[4]	Middletown Area School District GO	5.000%	3/1/2040	2,000	2,153
[4]	Middletown Area School District GO	5.000%	3/1/2041	2,000	2,139
[4]	Middletown Area School District GO	5.000%	3/1/2042	2,000	2,125
[4]	Millcreek Township School District GO	3.000%	6/15/2036	2,240	2,134
	Monroe County PA GO	4.000%	7/15/2037	1,630	1,660
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	3,890	3,943
	Monroe County PA IDA Tax Increment/Allocation Revenue (Tobyhanna Township Project)	5.000%	7/1/2031	3,780	3,891
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	330	367
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2038	1,000	1,105
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	1,000	1,097
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2041	2,100	2,013
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2042	4,000	3,764
	Montgomery County Higher Education & Health Authority College & University Revenue	4.000%	4/1/2036	515	487
	Montgomery County Higher Education & Health Authority College & University Revenue	4.000%	4/1/2037	545	509
	Montgomery County Higher Education & Health Authority College & University Revenue	4.000%	4/1/2038	695	642
	Montgomery County Higher Education & Health Authority College & University Revenue	4.000%	4/1/2039	305	277
	Montgomery County Higher Education & Health Authority College & University Revenue (Ursinus College Project)	5.250%	11/1/2042	1,500	1,465
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	965	974
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	25	26
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	2,210	2,317
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	2,780	2,908
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	2,500	2,603
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2041	2,170	2,102
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2043	4,825	4,920
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2047	5,250	4,778
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2047	1,700	1,751
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2047	2,000	1,939

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2052	5,000	4,414
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/2055	12,000	8,692
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2056	14,935	12,487
[4]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2056	2,000	1,733
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2057	8,725	8,781
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2034	380	388
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2036	1,445	1,455
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2037	1,435	1,438
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2044	6,920	6,468
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2049	2,805	2,520
[1]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2049	10,000	9,024
	Montgomery County Higher Education & Health Authority Private Schools Revenue (Hill School Project)	3.500%	8/15/2046	100	83
	Montgomery County Higher Education & Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/2050	3,705	3,391
	Montgomery County PA GO	5.000%	3/1/2038	4,080	4,575
	Montgomery County PA GO	5.000%	10/1/2038	8,610	9,392
	Montgomery County PA GO	5.000%	3/1/2039	8,270	9,223
	Montgomery County PA GO	5.000%	3/1/2040	5,330	5,906
	Montgomery County PA GO	5.000%	3/1/2041	5,140	5,650
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	5.000%	11/1/2044	2,985	2,890
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	5.250%	11/1/2054	1,500	1,459
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	1,575	1,576
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,200	1,205
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/2040	4,750	4,750
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	2,500	2,556
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	700	631
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2045	2,600	2,602
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2049	2,500	2,467
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	11/15/2053	1,500	1,509
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2055	2,500	2,429
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Project)	5.000%	12/1/2038	2,500	2,530
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2025	250	250
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2026	350	351
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2027	300	302
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2029	100	101
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2030	210	212
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2031	250	252
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2032	100	101
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2033	225	226
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2034	370	371
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2035	570	570
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2036	825	820
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2037	705	695
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2038	425	415
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/2028	17,765	18,229
	Montgomery County PA IDA Private Schools Revenue (Germantown Academy Project)	4.000%	10/1/2041	1,000	916
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/2049	3,760	2,788
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/2049	3,015	2,671
	Moon Area School District GO	5.000%	5/15/2042	1,000	1,062
[1]	Moon Area School District GO	4.000%	11/15/2043	1,410	1,377
	Moon Area School District GO	5.000%	5/15/2045	825	860
	Moon Area School District GO	5.000%	5/15/2047	1,400	1,450
	Moon Area School District GO	5.000%	5/15/2050	2,125	2,188
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/2030	1,000	976
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/2045	3,500	3,433
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/2050	680	660
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/2048	7,890	7,058
	Muhlenberg School District GO	5.000%	5/15/2049	1,750	1,813
	Muhlenberg School District GO	5.000%	5/15/2050	1,000	1,042
	Muhlenberg School District GO	5.000%	5/15/2054	7,000	7,222
	Muhlenberg School District GO	5.000%	5/15/2055	1,500	1,559
	Neshaminy School District GO	4.000%	11/1/2046	1,225	1,146
	Norristown Area School District GO	5.000%	10/1/2041	1,500	1,623
	Norristown Area School District GO	5.000%	10/1/2042	1,600	1,717

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norristown Area School District GO	5.000%	10/1/2043	1,100	1,168
	Norristown Area School District GO	5.000%	10/1/2047	1,150	1,195
	Norristown Area School District GO	5.000%	10/1/2050	1,850	1,910
	North Allegheny School District GO	3.000%	5/1/2032	1,270	1,264
[4]	Northampton Area School District GO	4.100%	2/1/2041	3,090	3,146
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/2036	1,500	1,513
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/2040	1,760	1,768
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	6,790	6,851
[1]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2042	1,070	1,035
[1]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2043	4,930	4,681
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2043	3,000	3,051
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2048	3,895	3,423
[1]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2049	9,885	10,217
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2053	3,000	3,123
[3]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue VRDO	2.850%	12/1/2025	5,550	5,550
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/2044	1,900	1,733
	Northampton Township PA GO	3.625%	5/15/2039	2,145	2,116
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/2044	1,000	958
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/2049	1,535	1,427
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/2029	1,250	1,252
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/2031	1,140	1,148
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/2037	3,740	3,741
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/2037	2,850	2,858
[4]	Oxford Area Sewer Authority Sewer Revenue	3.000%	7/1/2046	1,255	974
	Parkland School District GO	5.000%	2/1/2043	2,270	2,419
	Parkland School District GO	5.000%	2/1/2044	700	741
	Parkland School District GO	5.000%	2/1/2049	2,325	2,426
[4]	Penn Hills School District GO	3.000%	10/1/2030	3,030	3,028
[4]	Penn Hills School District GO	3.000%	10/1/2031	3,585	3,569
[4]	Penn Hills School District GO	3.000%	10/1/2032	2,020	2,014
[4]	Penn Hills School District GO	3.000%	10/1/2033	760	752
	Pennsbury School District GO	5.000%	8/1/2039	750	811
	Pennsbury School District GO	5.000%	8/1/2039	500	545
	Pennsbury School District GO	5.000%	8/1/2040	1,000	1,078
	Pennsbury School District GO	5.000%	8/1/2040	500	542
	Pennsbury School District GO	5.000%	8/1/2041	600	646
	Pennsbury School District GO	5.000%	8/1/2042	750	803
	Pennsbury School District GO	5.000%	8/1/2043	4,000	4,226
	Pennsbury School District GO	5.000%	8/1/2044	1,000	1,056
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2033	1,310	1,437
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2034	1,380	1,513
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2035	1,455	1,582
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2036	1,020	1,097
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2038	1,130	1,201
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2040	1,250	1,281
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2041	1,000	1,098
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2049	9,425	9,961
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	4.000%	8/1/2054	175	159
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	750	756
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2030	1,000	1,084
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2037	2,200	2,246
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2037	2,000	2,030
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	500	549
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	500	549
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2038	1,685	1,814
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2038	500	545

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2038	575	627
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2038	4,725	4,348
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	900	976
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	800	868
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2039	1,700	1,670
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2040	2,000	1,958
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2040	1,200	1,174
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2042	1,850	1,982
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	2,790	2,616
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2043	1,385	1,470
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	700	651
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2044	1,600	1,680
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2045	1,515	1,579
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2045	10,000	9,154
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2046	5,040	3,800
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2047	3,500	3,586
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2047	2,400	2,151
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2048	2,880	2,567
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2050	6,135	6,347
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2051	9,500	8,420
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2052	2,250	1,988
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	4,620	4,062
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.000%	7/1/2038	1,500	1,574
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.000%	7/1/2042	1,500	1,533
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.250%	7/1/2046	1,000	1,013
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.250%	7/1/2049	2,130	2,141
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2032	8,225	9,091
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2035	8,345	9,289
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2027	700	718
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/2029	1,080	972
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/2030	3,710	3,222
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/2036	6,045	4,154
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/2038	5,525	3,439
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2038	2,640	2,815
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2039	1,500	1,579
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2040	4,180	4,342
	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	4.375%	7/1/2053	7,000	6,868
	Pennsylvania Economic Development Financing Authority Water Revenue (Pennsylvania-American Water Co. Project)	3.000%	4/1/2039	4,500	4,074
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2029	1,655	1,694
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2033	3,520	3,535
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/2033	1,935	1,941
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2033	2,000	2,001
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2034	2,575	2,554
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2034	3,000	3,012
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2035	1,870	1,901
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/2035	2,275	2,283
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2036	2,305	2,269
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/2036	1,400	1,404
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2036	4,300	4,302
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2040	4,395	4,413
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/2045	1,225	941
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/2045	1,650	1,286
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2046	5,000	5,155
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2050	105	94
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	7/15/2051	20	16
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/2055	20,000	21,067
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	2.850%	12/4/2025	6,775	6,775
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/2032	500	528
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/2033	345	366
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	3.000%	6/15/2045	180	153
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2035	3,135	3,165
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2035	785	805
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2038	1,000	1,084
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	1,000	1,020
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2041	2,000	2,184

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2042	8,260	8,055
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	3,000	2,883
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2043	7,565	7,240
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	2,000	2,137
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2044	1,045	984
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	160	148
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2047	6,345	5,037
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2049	21,685	19,487
[1]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/2051	4,000	3,686
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2054	8,750	9,307
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2055	2,000	2,071
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2055	15,890	17,347
[1,2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.910%	12/4/2025	4,000	4,000
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.850%	12/1/2025	19,500	19,500
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.850%	12/1/2025	17,895	17,895
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.950%	12/1/2025	21,925	21,925
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.950%	12/1/2025	26,355	26,355
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	12/3/2025	20,510	20,510
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/2031	2,500	2,494
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/2033	2,500	2,479
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	10/1/2034	3,000	2,823
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/2034	1,000	984
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/2035	7,376	7,329
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	10/1/2035	2,000	1,709
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.070%	10/1/2036	5,000	4,176
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/2036	6,180	6,106
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.780%	1/1/2037	1,785	1,808
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	10/1/2038	8,500	8,756
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/2038	7,500	7,775
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	10/1/2039	6,845	6,031
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	10/1/2039	4,000	3,694
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	10/1/2040	6,000	4,819
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/2040	7,500	7,807
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	10/1/2040	5,000	5,205
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.280%	10/1/2041	7,500	5,851
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/2041	5,000	3,988
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/2041	7,830	6,944
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	10/1/2041	2,000	2,005
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.125%	10/1/2041	3,250	3,424
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	9/1/2042	4,325	4,638
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/2042	6,335	5,939
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/2042	10,400	9,737
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.550%	11/1/2042	3,977	4,468
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	10/1/2044	8,500	7,011
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/2044	5,000	5,028
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/2045	2,500	1,827
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	4/1/2046	6,035	4,475
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.375%	10/1/2046	7,005	5,057
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/2046	7,500	5,353
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2046	3,000	2,339
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/2050	3,000	2,063
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	10/1/2051	7,500	5,295
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2051	910	901
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/2052	1,530	1,551
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	5,615	5,793
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	11,410	12,007
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/2053	7,947	8,414
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	4,575	4,951
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	6,985	7,538
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	3,890	4,255
[6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	4,955	5,653
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2055	7,500	8,582
[2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.950%	12/1/2025	6,365	6,365
[2,3]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.050%	12/1/2025	7,302	7,302
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.750%	12/3/2025	200	200
	Pennsylvania State University College & University Revenue	5.000%	9/1/2036	4,650	4,800
	Pennsylvania State University College & University Revenue	5.000%	9/1/2036	1,235	1,400
	Pennsylvania State University College & University Revenue	5.000%	9/1/2037	945	1,064
	Pennsylvania State University College & University Revenue	5.000%	9/1/2038	850	949
	Pennsylvania State University College & University Revenue	5.000%	9/1/2039	1,000	1,110

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania State University College & University Revenue	5.000%	9/1/2039	1,750	1,991
	Pennsylvania State University College & University Revenue	5.000%	9/1/2040	1,500	1,650
	Pennsylvania State University College & University Revenue	5.000%	9/1/2040	2,000	2,249
	Pennsylvania State University College & University Revenue	5.000%	9/1/2041	1,575	1,718
	Pennsylvania State University College & University Revenue	5.250%	9/1/2048	7,130	7,627
	Pennsylvania State University College & University Revenue	5.000%	9/1/2049	5,000	5,286
	Pennsylvania State University College & University Revenue	5.250%	9/1/2050	6,250	6,754
	Pennsylvania State University College & University Revenue	5.250%	9/1/2053	5,000	5,314
	Pennsylvania State University College & University Revenue	5.250%	9/1/2054	10,000	10,679
	Pennsylvania State University College & University Revenue	5.500%	9/1/2055	10,755	11,781
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	5,500	5,710
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	5,000	5,214
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	5,500	6,233
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2036	680	701
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	1,000	1,073
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	9,790	10,183
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	1,250	1,398
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2037	6,610	6,674
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/2037	4,070	4,137
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	1,360	1,452
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	6,535	6,780
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	1,315	1,359
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	2,240	2,494
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	1,240	1,374
[1]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/2040	1,820	951
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	2,735	2,771
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	1,785	1,816
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	3,020	3,048
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	1,700	1,871
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	1,570	1,737
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	1,000	1,131
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	1,500	1,688
[4]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/2041	5,400	2,643
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/2041	500	241
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	5,000	4,974
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	3,035	3,112
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	3,710	4,114
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,120	1,239
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,010	1,122
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,200	1,342
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2041	1,250	1,380
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2042	2,000	2,035
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2042	2,955	2,919
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,165	1,266
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,540	1,690
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	2,230	2,439
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,030	1,133
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,000	1,105
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/2042	2,950	3,004
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	4,550	4,407
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	2,750	2,832
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,750	1,875
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,500	1,616
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,050	1,141
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	4,000	4,347
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,950	2,107
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,115	1,216
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,750	1,909
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,425	1,560
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	16,635	17,223
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	1,345	1,456
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	2,000	2,164
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2045	310	292
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,930	2,081
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,130	1,219
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,500	1,611
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	865	810
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/2046	11,000	11,147
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/2047	3,930	3,989
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	5,515	5,776

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	5,000	5,280
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	2,500	2,668
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	4,055	4,339
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2047	2,895	3,101
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2048	12,500	13,237
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2049	35	32
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2049	7,615	7,057
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2049	4,000	4,252
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	3,940	3,582
[4]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	50	46
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2050	10,040	10,378
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2050	5,000	5,401
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	5,275	3,889
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	3,415	2,555
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	6,275	5,744
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	7,770	7,061
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	10,475	9,589
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2051	2,620	2,716
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2052	2,840	3,006
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2053	9,000	9,315
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2055	3,000	3,221
	Pennsylvania Turnpike Commission Highway Revenue PUT	5.000%	12/1/2032	3,000	3,402
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	2.810%	12/4/2025	1,050	1,050
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	2.810%	12/4/2025	1,100	1,100
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	2.810%	12/4/2025	1,315	1,315
[7]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/2028	0.000%	12/1/2041	9,795	9,590
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	0.000%	12/1/2037	2,100	1,327
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2038	4,420	4,509
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2038	3,000	3,131
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2039	3,535	3,681
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2040	2,155	2,175
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2041	1,675	1,678
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2041	1,050	1,174
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2042	1,000	1,100
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2043	15,810	16,211
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2046	7,630	8,018
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2050	5,000	5,372
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	9,810	8,980
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	13,600	12,417
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2053	5,340	4,834
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2053	7,500	7,858
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2053	7,350	7,916
[2]	Pennsylvania Turnpike Commission Registration Fee Transit Revenue TOB VRDO	3.000%	12/1/2025	4,100	4,100
	Pequea Valley School District GO	3.750%	5/15/2052	1,955	1,685
	Peters Township School District Washington County GO	5.000%	9/1/2037	3,000	3,150
	Peters Township School District Washington County GO	5.000%	9/1/2038	7,555	7,892
[2]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/2043	4,440	4,332
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2037	900	1,012
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2038	1,000	1,115
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2039	1,850	2,051
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2040	1,900	2,087
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2041	1,300	1,415
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2042	1,075	1,165
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2043	850	913
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2035	4,000	4,122
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2036	2,000	2,057
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2037	2,000	2,053
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/2038	3,750	3,812
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2038	5,000	5,374
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2039	1,905	2,043
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2040	3,000	3,215
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2040	1,650	1,832
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2042	5,000	5,082
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2044	1,205	1,286
	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2049	8,965	9,532
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2054	7,500	7,915
[3]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	2.810%	12/4/2025	245	245
[3]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	2.810%	12/4/2025	525	525
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	4,925	5,000
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	4,980	5,048

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	3,025	3,345
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	5,075	5,563
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	5,000	5,020
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	1,525	1,518
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	9,475	9,356
	Philadelphia Housing Authority Lease (Non-Terminable) Revenue (Phadc Acquisition Program)	5.000%	3/1/2043	3,785	3,936
	Philadelphia Housing Authority Lease (Non-Terminable) Revenue (Phadc Acquisition Program)	5.000%	3/1/2045	2,500	2,569
	Philadelphia IDA Charter School Aid Revenue	4.000%	6/1/2031	515	509
[2]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/2033	2,170	2,185
[2]	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/2038	2,500	2,515
[2]	Philadelphia IDA Charter School Aid Revenue	5.500%	6/15/2043	2,045	2,013
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	5.000%	6/15/2049	2,770	2,492
[2]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/2042	3,290	3,131
[2]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/2052	4,835	4,277
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.125%	6/15/2042	1,045	1,036
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.250%	6/15/2052	1,920	1,839
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.375%	6/15/2057	2,270	2,195
	Philadelphia IDA Charter School Aid Revenue (Mast Community Charter School III Project)	5.000%	8/1/2040	425	429
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/2040	600	610
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/2050	2,850	2,825
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2041	1,125	990
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2051	1,765	1,372
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2056	670	504
	Philadelphia IDA Charter School Aid Revenue (Russell Byers Charter School Project)	5.000%	5/1/2040	1,000	1,001
	Philadelphia IDA Charter School Aid Revenue (Russell Byers Charter School Project)	5.000%	5/1/2050	5,130	4,813
[2]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2040	1,415	1,408
[2]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2050	1,050	966
	Philadelphia IDA College & University Revenue	5.000%	11/1/2031	2,000	2,127
	Philadelphia IDA College & University Revenue	5.000%	11/1/2032	2,000	2,120
	Philadelphia IDA College & University Revenue	4.000%	11/1/2036	1,510	1,517
	Philadelphia IDA College & University Revenue	4.000%	11/1/2037	2,750	2,755
	Philadelphia IDA College & University Revenue	4.000%	11/1/2038	530	527
	Philadelphia IDA College & University Revenue	4.000%	11/1/2038	1,975	1,965
	Philadelphia IDA College & University Revenue	4.000%	11/1/2045	13,165	11,896
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2030	1,000	1,057
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/2037	2,375	2,620
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.125%	9/1/2045	1,000	1,021
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.375%	9/1/2055	2,600	2,637
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2052	3,000	3,100
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/2060	14,410	15,073
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/2042	2,000	2,007
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/2047	5,000	4,897
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,180	2,249
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,150	2,164
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	2,425	2,466
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	2,000	2,008
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	11,000	11,172
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	4,000	4,238
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	4,000	4,219
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	9,600	8,890
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/2049	1,000	1,065
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.500%	7/1/2053	18,000	19,459
[3]	Philadelphia IDA Health, Hospital, Nursing Home Revenue (Gift of Life Donor Program) VRDO	2.810%	12/4/2025	940	940
[2]	Philadelphia IDA Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	12/1/2025	2,625	2,625
	Philadelphia IDA Health, Hospital, Nursing Home Revenue VRDO	2.850%	12/1/2025	17,535	17,535
	Philadelphia IDA Health, Hospital, Nursing Home Revenue VRDO	2.850%	12/1/2025	4,340	4,340
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/2037	3,250	3,333
	Philadelphia IDA Intergovernmental Agreement Revenue (Rebuild Project)	5.000%	12/1/2040	1,225	1,383
	Philadelphia IDA Intergovernmental Agreement Revenue (Rebuild Project)	5.000%	12/1/2041	1,000	1,120
	Philadelphia IDA Intergovernmental Agreement Revenue (Rebuild Project)	5.000%	12/1/2042	1,000	1,105
	Philadelphia IDA Intergovernmental Agreement Revenue (Rebuild Project)	5.000%	12/1/2043	1,500	1,638
	Philadelphia IDA Intergovernmental Agreement Revenue (Rebuild Project)	5.000%	12/1/2044	1,000	1,079
[3]	Philadelphia IDA Lease (Appropriation) Revenue VRDO	2.810%	12/4/2025	3,300	3,300
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2032	1,400	1,445
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2033	1,345	1,395
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2033	750	773
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2034	1,400	1,448
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2036	4,965	5,053
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2038	1,860	1,876
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2039	2,000	2,007

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2040	1,000	1,117
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2041	1,225	1,350
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	5,000	5,081
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	1,620	1,765
[4]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/2050	5,000	3,624
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.500%	7/1/2051	5,000	5,430
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.500%	7/1/2055	4,235	4,589
[2,3]	Philadelphia PA Authority Industrial Development Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.050%	12/1/2025	1,800	1,800
	Philadelphia PA GO	4.000%	5/1/2038	9,000	9,088
	Philadelphia PA GO	5.000%	8/1/2038	5,000	5,721
	Philadelphia PA GO	5.000%	8/1/2039	5,000	5,688
	Philadelphia PA GO	5.000%	8/1/2040	5,000	5,631
	Philadelphia PA GO	5.000%	8/1/2042	2,250	2,484
	Philadelphia PA GO	5.250%	8/1/2043	6,000	6,675
	Philadelphia PA GO	5.250%	8/1/2044	8,000	8,830
	Philadelphia PA GO	5.250%	8/1/2045	6,000	6,576
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2035	3,000	3,096
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2037	2,295	2,479
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2038	6,540	7,417
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2038	1,655	1,782
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2039	2,355	2,522
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/2041	2,750	2,974
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2041	3,000	3,282
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2042	3,000	3,252
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2043	3,000	3,223
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2045	6,000	6,239
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2046	8,840	9,227
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2047	6,610	7,118
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2050	4,475	4,616
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2051	8,315	7,669
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2052	16,380	17,503
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/2053	7,235	7,815
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.250%	9/1/2054	8,000	8,565
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2041	2,000	2,172
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2042	4,000	4,310
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2042	1,000	1,080
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2043	2,000	2,139
	Philadelphia School District GO	5.000%	9/1/2029	2,235	2,264
	Philadelphia School District GO	5.000%	9/1/2032	1,160	1,290
	Philadelphia School District GO	5.000%	9/1/2035	4,240	4,432
	Philadelphia School District GO	5.000%	9/1/2036	2,015	2,032
	Philadelphia School District GO	5.250%	9/1/2036	1,100	1,250
	Philadelphia School District GO	4.000%	9/1/2037	2,300	2,337
	Philadelphia School District GO	4.000%	9/1/2037	1,500	1,534
	Philadelphia School District GO	5.000%	9/1/2037	2,015	2,030
	Philadelphia School District GO	5.000%	9/1/2037	3,825	3,998
	Philadelphia School District GO	5.250%	9/1/2037	1,900	2,149
	Philadelphia School District GO	4.000%	9/1/2038	1,000	1,018
	Philadelphia School District GO	5.000%	9/1/2038	1,000	1,041
	Philadelphia School District GO	5.000%	9/1/2038	1,990	2,003
	Philadelphia School District GO	5.250%	9/1/2038	1,430	1,607
	Philadelphia School District GO	4.000%	9/1/2040	8,880	8,945
	Philadelphia School District GO	5.250%	9/1/2040	1,715	1,906
	Philadelphia School District GO	5.250%	9/1/2043	1,075	1,165
	Philadelphia School District GO	5.000%	9/1/2044	10,165	10,402
	Philadelphia School District GO	4.000%	9/1/2046	12,485	11,652
	Philadelphia School District GO	5.500%	9/1/2048	8,370	8,939
	Philadelphia School District GO, Prere.	5.000%	9/1/2026	10	10
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2031	1,000	1,038
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2032	500	518
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2034	1,000	1,034
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2036	500	515
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2037	500	514
[1]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/2035	5,000	5,545
[1]	Pittsburgh & Allegheny County Sports & Exhibition Authority Lease (Appropriation) Revenue VRDO	2.780%	12/4/2025	200	200
	Pittsburgh PA GO	5.000%	9/1/2035	560	581
	Pittsburgh PA GO	4.000%	9/1/2036	875	883
	Pittsburgh PA GO	4.000%	9/1/2038	500	502
	Pittsburgh PA GO	5.000%	9/1/2039	500	541

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pittsburgh PA GO	4.000%	9/1/2040	3,635	3,668
	Pittsburgh PA GO	5.000%	9/1/2040	500	545
	Pittsburgh PA GO	4.000%	9/1/2041	3,780	3,779
	Pittsburgh PA GO	5.000%	9/1/2041	1,500	1,602
	Pittsburgh PA GO	5.000%	9/1/2042	1,000	1,060
	Pittsburgh PA GO	5.000%	9/1/2042	500	536
	Pittsburgh PA GO	5.000%	9/1/2042	1,250	1,314
	Pittsburgh School District GO	4.000%	9/1/2038	310	312
	Pittsburgh School District GO	3.000%	9/1/2041	2,315	2,005
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2027	10,820	10,265
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	10,000	8,921
[1]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/2039	500	450
[1]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/2040	305	273
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/2047	1,345	1,449
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2048	3,405	3,553
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2052	1,875	1,946
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2055	5,000	5,197
[1,2]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	3.020%	12/1/2025	1,100	1,100
[1,2]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	3.020%	12/1/2025	7,500	7,500
	Pleasant Valley PA School District GO	5.000%	5/1/2040	450	491
	Pleasant Valley PA School District GO	5.000%	5/1/2041	700	757
	Pleasant Valley PA School District GO	5.000%	5/1/2042	2,235	2,396
	Pleasant Valley PA School District GO	5.000%	5/1/2043	1,000	1,060
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/2045	705	647
[2]	Quakertown General Authority Special Assessment Revenue (Milford Village Project)	6.500%	3/1/2055	2,800	2,885
	Radnor Township School District GO	5.500%	8/15/2048	1,000	1,037
	Radnor Township School District GO	5.500%	8/15/2053	1,000	1,034
[1]	Reading School District GO	5.000%	3/1/2038	1,750	1,781
[1]	Ridley School District GO	4.000%	11/15/2034	1,000	1,026
[4]	Ridley School District GO	3.000%	11/15/2037	2,950	2,780
[1]	Ridley School District GO	4.000%	11/15/2037	800	811
[4]	Ridley School District GO	3.000%	11/15/2038	2,000	1,857
[1]	Ridley School District Lease (Non-Terminable) Revenue	5.000%	11/15/2050	2,500	2,569
[1]	Scott Township PA GO	3.000%	8/15/2034	255	248
[1]	Scott Township PA GO	3.000%	8/15/2038	300	273
[1]	Scott Township PA GO	3.000%	8/15/2042	650	549
[1]	Scott Township PA GO	3.000%	8/15/2046	600	466
[1]	Scranton PA GO	5.000%	11/15/2026	850	866
[1]	Scranton PA GO	5.000%	11/15/2027	615	637
	Scranton PA School District GO	5.000%	12/1/2028	1,575	1,665
	Scranton PA School District GO	5.000%	12/1/2029	1,250	1,344
	Scranton PA School District GO	4.000%	12/1/2039	2,765	2,799
	Scranton PA School District GO	4.000%	12/1/2040	500	502
	Scranton PA School District GO	4.000%	6/1/2041	2,010	2,014
	Scranton PA School District GO	4.000%	12/1/2042	150	149
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2037	2,500	2,514
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2037	1,290	1,416
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	4.000%	11/1/2044	2,335	2,167
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	4.000%	11/1/2045	2,430	2,228
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2050	3,170	3,227
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	4.375%	11/1/2055	3,670	3,352
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2029	1,155	1,156
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2030	1,180	1,181
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2030	1,285	1,316
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2031	1,250	1,251
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2031	1,250	1,280
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2032	805	806
[4]	Souderton Area School District GO	4.000%	9/1/2039	3,685	3,742
	Southcentral Pennsylvania General Authority College & University Revenue (AICUP Financing Program - York College of Pennsylvania Project)	5.250%	5/1/2055	10,000	10,219
	Southcentral Pennsylvania General Authority College & University Revenue (AICUP Financing Program)	3.500%	11/1/2041	500	415
	Southcentral Pennsylvania General Authority College & University Revenue (York College of Pennsylvania Project)	4.000%	5/1/2033	320	323
	Southcentral Pennsylvania General Authority College & University Revenue (York College of Pennsylvania Project)	4.000%	5/1/2034	560	563
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,090	1,091
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2044	1,000	933
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2044	5,000	5,110
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2049	8,210	7,321

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.000%	6/1/2038	4,000	4,405
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2041	4,000	4,371
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2043	3,000	3,225
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2047	5,000	5,279
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2052	12,500	13,087
	State College PA Area School District GO	5.000%	5/15/2036	375	394
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2030	1,055	1,056
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2036	600	651
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2037	550	594
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2038	600	644
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/2041	1,000	1,001
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/2042	1,000	984
	State Public School Building Authority Lease (Appropriation) Revenue (Chester Upland School District Project)	5.250%	9/15/2030	3,535	3,689
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2028	11,660	11,861
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2032	4,655	4,735
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2033	3,240	3,292
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2034	6,000	6,081
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/2033	1,585	1,609
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2044	5,015	5,149
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2045	2,000	2,124
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2050	9,115	9,573
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2053	2,000	2,093
	Swarthmore Borough Authority College & University Revenue PUT	5.000%	9/13/2035	5,000	5,812
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2034	1,500	1,747
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2041	2,000	2,207
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2042	800	873
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2043	2,000	2,158
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2044	1,000	1,071
	Tredyffrin Easttown School District GO	5.000%	2/15/2044	500	529
[4]	Trinity Area School District GO	4.000%	1/15/2036	3,000	3,038
[4]	Tulpehocken Area School District GO	5.250%	10/1/2041	2,000	2,142
[4]	Tulpehocken Area School District GO	5.250%	10/1/2045	3,500	3,671
[4]	Tulpehocken Area School District GO	5.250%	10/1/2049	3,500	3,637
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2043	2,945	2,962
[6]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	4/15/2032	10,000	11,349
[4]	Upper Darby PA School District GO	5.000%	4/1/2054	4,000	4,104
	Upper Merion Area PA School District GO	3.000%	1/15/2040	1,000	897
	Upper Merion Area PA School District GO	3.000%	1/15/2043	2,660	2,215
	Upper St. Clair Township School District GO	3.500%	10/1/2037	7,240	7,149
	Upper St. Clair Township School District GO	3.625%	10/1/2039	5,000	4,929
	Washington County Authority College & University Revenue VRDO	2.800%	12/4/2025	17,700	17,700
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/2031	3,440	3,450
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/2032	3,110	3,115
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue (Pleasant View Retirement Community Project)	5.000%	12/15/2048	2,750	2,507
[4]	West Mifflin School District GO	3.000%	4/1/2034	1,095	1,075
[4]	West Mifflin School District GO	3.000%	4/1/2038	5,920	5,472
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/2030	1,500	1,500
	West View Municipal Authority Water Revenue	4.000%	11/15/2035	1,200	1,216
[4]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/2035	8,000	8,083
[4]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2040	1,000	1,108
[4]	Westmoreland County Municipal Authority Water Revenue	4.125%	8/15/2041	3,500	3,517
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2042	3,705	3,997
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2043	4,320	4,624
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2044	4,030	4,281
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2045	3,750	3,970
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2047	6,815	7,171
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2049	4,000	4,194
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2047	3,100	2,343
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/2037	9,230	8,956
[2]	Westmoreland County PA IDA Revenue	4.720%	7/1/2035	6,650	6,651
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/2042	1,000	849
[4]	Wilkinsburg-Penn Joint Water Authority Water Revenue	3.000%	9/15/2039	1,000	896
[4]	William Penn School District Authority Lease (Non-Terminable) Revenue (William Penn School District Project)	5.000%	3/15/2043	1,675	1,758

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	William Penn School District Authority Lease (Non-Terminable) Revenue (William Penn School District Project)	5.000%	3/15/2049	1,000	1,029
[4]	William Penn School District GO	3.000%	11/15/2034	2,595	2,540
	Wilson School District GO	5.000%	5/15/2042	1,500	1,617
	Wilson School District GO	5.000%	5/15/2043	2,000	2,138
	Wilson School District GO	5.000%	5/15/2044	750	798
[4]	Woodland Hills School District GO	3.000%	9/1/2035	3,620	3,493
	Wyomissing Area School District GO	3.000%	2/1/2040	1,100	974
[4]	York County Northeastern School District GO	3.000%	3/1/2033	375	372
[4]	York County Northeastern School District GO	3.000%	3/1/2034	200	197
[4]	York County Northeastern School District GO	3.000%	3/1/2035	250	244
[4]	York County Northeastern School District GO	3.000%	3/1/2038	850	778
[4]	York County Northeastern School District GO	3.000%	3/1/2041	800	689
[4]	York County Northeastern School District GO	3.000%	3/1/2046	2,130	1,654
	York County Northeastern School District GO	5.000%	3/1/2049	2,000	2,073
					3,741,218
American Samoa (0.0%)
[2,6]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2027	275	280
[2,6]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2028	110	113
[2,6]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	101
					494
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2043	100	108
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2055	3,165	3,319
	Guam Miscellaneous Taxes Revenue	5.250%	1/1/2037	280	310
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	1,840	1,767
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2033	1,185	1,307
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2036	650	666
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	290	296
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	80	82
					7,855
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	3,272	3,473
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	5,186	5,709
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	2,397	1,725
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	5,670	5,662
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	1,702	1,689
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	1,182	1,135
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	4,175	3,856
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	1,305	1,359
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	1,365	1,426
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	1,255	1,316
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	2,170	2,245
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	259
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	600	624
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	490	449
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	891	844
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	787	697
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	2,954	2,421
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	675	511
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	11,454	11,152
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	259	252
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2046	1,631	553
					47,357
Virgin Islands (0.0%)
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2039	1,150	1,266
Total Tax-Exempt Municipal Bonds (Cost $3,859,417)					3,798,190

Pennsylvania Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	5,327	3,409
Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	2,246	1,466
Total Taxable Municipal Bonds (Cost $4,575)				4,875
Total Investments (99.7%) (Cost $3,863,992)				3,803,065
Other Assets and Liabilities—Net (0.3%)				11,700
Net Assets (100%)				3,814,765
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, the aggregate value was $114,944, representing 3.0% of net assets.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Securities with a value of $359 have been segregated as initial margin for open futures contracts.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2025.
7	Step bond.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Pennsylvania Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2026	95	19,842	(8)
5-Year U.S. Treasury Note	March 2026	335	36,771	99
				91

Short Futures Contracts
Long U.S. Treasury Bond	March 2026	(76)	(8,925)	(70)
Ultra Long U.S. Treasury Bond	March 2026	(47)	(5,684)	(51)
				(121)
				(30)

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/16/2026	RBC	8,520	Buy	5-Year MMD AAA General Obligation Scale	3.500%	419	419	—
4/22/2026	RBC	670	Buy	5-Year MMD AAA General Obligation Scale	3.460%	32	32	—
4/22/2026	MSCS	500	Buy	5-Year MMD AAA General Obligation Scale	3.460%	24	24	—
4/23/2026	JPMC	1,750	Buy	5-Year MMD AAA General Obligation Scale	3.380%	75	75	—
5/1/2026	BANA	925	Buy	10-Year MMD AAA General Obligation Scale	3.620%	66	66	—
5/6/2026	RBC	300	Buy	10-Year MMD AAA General Obligation Scale	3.620%	21	21	—
5/6/2026	MSCS	275	Buy	10-Year MMD AAA General Obligation Scale	3.640%	20	20	—
						657	657	—
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.
At November 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $519 in connection with open over-the-counter municipal market rate lock contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,863,992)	3,803,065
Investment in Vanguard	91
Cash	42
Receivables for Investment Securities Sold	600
Receivables for Accrued Income	45,810
Receivables for Capital Shares Issued	1,555
Unrealized Appreciation—Over-the-Counter Swap Contracts	657
Other Assets	193
Total Assets	3,852,013
Liabilities
Payables for Investment Securities Purchased	30,966
Payables for Capital Shares Redeemed	2,145
Payables for Distributions	3,951
Payables to Vanguard	147
Variation Margin Payable—Futures Contracts	39
Total Liabilities	37,248
Net Assets	3,814,765
At November 30, 2025, net assets consisted of:

Paid-in Capital	3,970,871
Total Distributable Earnings (Loss)	(156,106)
Net Assets	3,814,765

Investor Shares—Net Assets
Applicable to 28,261,074 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	306,369
Net Asset Value Per Share—Investor Shares	$10.84

Admiral™ Shares—Net Assets
Applicable to 323,633,436 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,508,396
Net Asset Value Per Share—Admiral Shares	$10.84

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2025
($000)
Investment Income
Income
Interest	141,043
Total Income	141,043
Expenses
The Vanguard Group—Note B
Investment Advisory Services	485
Management and Administrative—Investor Shares	354
Management and Administrative—Admiral Shares	2,358
Marketing and Distribution—Investor Shares	17
Marketing and Distribution—Admiral Shares	167
Custodian Fees	29
Auditing Fees	32
Shareholders’ Reports and Proxy Fees—Investor Shares	14
Shareholders’ Reports and Proxy Fees—Admiral Shares	27
Trustees’ Fees and Expenses	2
Other Expenses	16
Total Expenses	3,501
Expenses Paid Indirectly	(29)
Net Expenses	3,472
Net Investment Income	137,571
Realized Net Gain (Loss)
Investment Securities Sold	(23,617)
Futures Contracts	158
Swap Contracts	(97)
Realized Net Gain (Loss)	(23,556)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(20,416)
Futures Contracts	(152)
Swap Contracts	657
Change in Unrealized Appreciation (Depreciation)	(19,911)
Net Increase (Decrease) in Net Assets Resulting from Operations	94,104

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	137,571	128,568
Realized Net Gain (Loss)	(23,556)	(13,347)
Change in Unrealized Appreciation (Depreciation)	(19,911)	124,657
Net Increase (Decrease) in Net Assets Resulting from Operations	94,104	239,878
Distributions
Investor Shares	(10,746)	(10,006)
Admiral Shares	(125,346)	(117,467)
Total Distributions	(136,092)	(127,473)
Capital Share Transactions
Investor Shares	7,646	5,643
Admiral Shares	64,703	184,750
Net Increase (Decrease) from Capital Share Transactions	72,349	190,393
Total Increase (Decrease)	30,361	302,798
Net Assets
Beginning of Period	3,784,404	3,481,606
End of Period	3,814,765	3,784,404

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.97	$10.63	$10.58	$12.14	$12.14
Investment Operations
Net Investment Income[1]	.392	.374	.356	.327	.323
Net Realized and Unrealized Gain (Loss) on Investments	(.134)	.337	.047	(1.532)	.036
Total from Investment Operations	.258	.711	.403	(1.205)	.359
Distributions
Dividends from Net Investment Income	(.388)	(.371)	(.353)	(.327)	(.323)
Distributions from Realized Capital Gains	—	—	—	(.028)	(.036)
Total Distributions	(.388)	(.371)	(.353)	(.355)	(.359)
Net Asset Value, End of Period	$10.84	$10.97	$10.63	$10.58	$12.14
Total Return[2]	2.48%	6.79%	3.89%	-10.00%	2.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$306	$302	$287	$287	$393
Ratio of Total Expenses to Average Net Assets	0.15%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	3.69%	3.45%	3.37%	2.95%	2.66%
Portfolio Turnover Rate	25%	33%	38%	30%	22%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%, 0.17%, 0.17%, and 0.17%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.97	$10.63	$10.58	$12.14	$12.14
Investment Operations
Net Investment Income[1]	.398	.383	.364	.336	.333
Net Realized and Unrealized Gain (Loss) on Investments	(.135)	.337	.048	(1.532)	.036
Total from Investment Operations	.263	.720	.412	(1.196)	.369
Distributions
Dividends from Net Investment Income	(.393)	(.380)	(.362)	(.336)	(.333)
Distributions from Realized Capital Gains	—	—	—	(.028)	(.036)
Total Distributions	(.393)	(.380)	(.362)	(.364)	(.369)
Net Asset Value, End of Period	$10.84	$10.97	$10.63	$10.58	$12.14
Total Return[2]	2.54%	6.87%	3.98%	-9.93%	3.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,508	$3,483	$3,195	$3,236	$4,157
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	3.74%	3.53%	3.45%	3.04%	2.74%
Portfolio Turnover Rate	25%	33%	38%	30%	22%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the year ended November 30, 2025, the fund’s average amount of investments in MMD Rate Locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Pennsylvania Long-Term Tax-Exempt Fund
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2025, the fund had contributed to Vanguard capital in the amount of $91,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2025, custodian fee offset arrangements reduced the fund’s expenses by $29,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Pennsylvania Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	3,798,190	—	3,798,190
Taxable Municipal Bonds	—	4,875	—	4,875
Total	—	3,803,065	—	3,803,065
Derivative Financial Instruments
Assets
Futures Contracts[1]	99	—	—	99
Swap Contracts	—	657	—	657
Total	99	657	—	756
Liabilities
Futures Contracts[1]	(129)	—	—	(129)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	4,063
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(56,537)
Capital Loss Carryforwards	(99,681)
Qualified Late-Year Losses	—
Other Temporary Differences	(3,951)
Total	(156,106)
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2025 Amount ($000)	2024 Amount ($000)
Tax-Exempt Income	135,923	127,369
Ordinary Income*	169	104
Long-Term Capital Gains	—	—
Total	136,092	127,473
*	Includes short-term capital gains, if any.
As of November 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,860,259
Gross Unrealized Appreciation	62,503
Gross Unrealized Depreciation	(119,040)
Net Unrealized Appreciation (Depreciation)	(56,537)

Pennsylvania Long-Term Tax-Exempt Fund
F.	During the year ended November 30, 2025, the fund purchased $875,344,000 of investment securities and sold $874,685,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2025, such purchases were $29,245,000 and sales were $6,235,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	85,232	8,045	69,212	6,383
Issued in Lieu of Cash Distributions	8,740	823	8,145	752
Redeemed	(86,326)	(8,122)	(71,714)	(6,626)
Net Increase (Decrease)—Investor Shares	7,646	746	5,643	509
Admiral Shares
Issued	578,423	54,643	588,067	54,292
Issued in Lieu of Cash Distributions	80,862	7,615	75,962	7,012
Redeemed	(594,582)	(56,132)	(479,279)	(44,272)
Net Increase (Decrease)—Admiral Shares	64,703	6,126	184,750	17,032
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Pennsylvania Tax-Free Funds and Shareholders of Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Pennsylvania Long-Term Tax-Exempt Fund (the "Fund") as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 23, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
Q770 012026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements

A majority of independent trustees of the board of Vanguard Pennsylvania Long-Term Tax-Exempt Fund (Trustees) have approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving this advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decision.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.”

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.

(a)(2)	Certifications filed herewith.

(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA Tax-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 23, 2026

VANGUARD PENNSYLVANIA Tax-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.